Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements of Comprehensive Income
Net Income	$ 305,829	$ 306,641	$ 863,487	$ 1,025,639
Other comprehensive income loss derivatives qualifying as hedges before tax	(531)	6,651	19,359	14,893
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,318	4,794	19,095	13,537
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	30,460	80,407	(96,902)	32,791
Other comprehensive income loss tax	(2,517)	(4,576)	(12,431)	(28,534)
Other comprehensive income (loss), net of tax	33,730	87,276	(70,879)	32,687
Total comprehensive income	339,559	393,917	792,608	1,058,326
Comprehensive income attributable to Noncontrolling interests	33,619	37,934	100,936	97,183
Comprehensive income attributable to the Company	$ 305,940	$ 355,983	$ 691,672	$ 961,143